Members of the Management Board (Tables)	12 Months Ended
Dec. 31, 2017
Members Of Management Board
Schedule of Management Board Members

This was allocated as follows:

	Professor Hermann Lübbert	Thomas Schaffer	Christoph Dünwald

Non-performance-based salary component 2017	EUR 366 thousand	EUR 241 thousand	EUR 242 thousand

Non-performance-based salary component 2016	EUR 363 thousand	EUR 213 thousand	EUR 236 thousand

Non-performance-based salary component 2015	EUR 370 thousand	EUR 203 thousand	EUR 29 thousand

Performance-based salary component 2017	EUR 76 thousand	EUR 67 thousand	EUR 48 thousand

Performance-based salary component 2016	EUR 72 thousand	EUR 63 thousand	EUR 6 thousand

Performance-based salary component 2015	EUR 35 thousand	EUR 28 thousand	EUR 0 thousand

Stock options (31 December 2017)	236,850	125,000	90,000

Fair value when granted (2017)	EUR 299 thousand	EUR 145 thousand	EUR 112 thousand

Stock options (31.12.2016)	196,850	85,000	50,000

Fair value when granted (2016)	EUR 227 thousand	EUR 83 thousand	EUR 50 thousand

Stock options (31 December 2015)	151,850	35,000	0

Fair value when granted (2015)	EUR 167 thousand	EUR 33 thousand	EUR 0 thousand

thereof granted in 2017	70,000	40,000	40,000

thereof granted in 2016	80,000	50,000	50,000

thereof granted in 2015	0	0	0